Financial instruments	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Financial instruments
18.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2020.
(i) Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Advanced Internal Ratings-Based approach (AIRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the AIRB approach, the Bank uses internal risk parameter estimates, based on historical experience.
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	July 31, 2021			April 30 2021	October 31 2020
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$390,198	$64,395	$454,593	$429,957	$486,658
Undrawn commitments	111,842	3,438	115,280	113,237	115,420
Other exposures (4)	116,267	8,278	124,545	135,089	120,903
Total non-retail	$618,307	$76,111	$694,418	$678,283	$722,981
Retail
Drawn (5)	$245,956	$89,811	$335,767	$320,819	$308,408
Undrawn commitments	49,574	–	49,574	48,463	52,835
Total retail	$295,530	$89,811	$385,341	$369,282	$361,243
Total	$913,837	$165,922	$1,079,759	$1,047,565	$1,084,224
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.
Credit quality of
non-retail
exposures
The Bank’s
non-retail
portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2020.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of July 31, 2021, 33% (April 30, 2021 – 35%; October 31, 2020 – 38%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value
ratio of the uninsured portion of the Canadian residential mortgage portfolio is 49% (April 30, 2021 – 51%; October 31, 2020 – 52%).
Retail standardized portfolio
The retail standardized portfolio of $90 billion as at July 31, 2021 (April 30, 2021 – $87 billion; October 31, 2020 – $87 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures, $53 billion (April 30, 2021 – $50 billion; October 31, 2020 – $48 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value
ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.
The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;
•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.
(iii) Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.
Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).
Non-trading
foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at July 31, 2021, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax
annual earnings by approximately $60 million (April 30, 2021 – $60 million; July 31, 2020 – $68 million) in the absence of hedging activity, primarily from exposure to U.S. dollars. The Bank hedges a portion of this foreign currency risk.
A similar change in the Canadian dollar as at July 31, 2021, would increase (decrease) the unrealized foreign currency translation losses in the accumulated other comprehensive income section of shareholders’ equity by approximately $324 million (April 30, 2021 – $336 million; July 31, 2020 – $360 million), net of hedging.
Non-trading
equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note 6.
Trading portfolio risk management
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	July 31, 2021			July 31	April 30	July 31
($ millions)	Average	High	Low	2021	2021	2020
Credit spread plus interest rate	$10.8	$13.5	$8.6	$9.1	$10.8	$14.8
Credit spread	4.5	5.7	3.4	4.1	4.8	15.6
Interest rate	10.6	13.4	8.6	9.7	13.9	15.9
Equities	3.6	7.6	2.2	3.2	9.4	12.8
Foreign exchange	2.5	4.2	1.4	1.8	3.0	3.2
Commodities	3.5	7.8	1.1	1.4	4.1	5.5
Debt specific	2.2	3.3	2.0	2.3	2.3	6.0
Diversification effect	(10.3)	–	–	(7.2)	(13.0)	(23.1)
Total VaR	$12.3	$18.7	$9.5	$10.6	$16.6	$19.2
Total Stressed VaR	$35.0	$43.5	$25.5	$39.4	$37.6	$16.9
(iv) Operational risk
Operational risk is the risk of loss, whether direct or indirect, to which the Bank is exposed due to inadequate or failed internal processes or systems, human error, or external events. Operational risk includes legal and regulatory risk, business process and change risk, fiduciary or disclosure breaches, cyber risks, technology failure, financial crime and environmental risk. It exists in some form in every Bank business and function.
Operational risk can not only result in financial loss, but also regulatory sanctions and damage to the Bank’s reputation. The Bank has developed policies, processes and assessment methodologies to ensure that operational risk is appropriately identified and managed with effective controls.
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted under a benchmark rate.
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended				As at
($ millions)	July 31 2021	April 30 2021	July 31 2020	July 31 2021	April 30 2021	July 31 2020	July 31 2021	April 30 2021	July 31 2020
Liabilities
Senior note liabilities (2)	$21,961	$20,406	$17,522	$(554)	$197	$(1,296)	$(904)	$(350)	$(36)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount (1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk (1)
As at July 31, 2021	$21,057	$21,961	$(904)	$72	$(705)
As at April 30, 2021	$20,056	$20,406	$(350)	$(140)	$(777)
As at July 31, 2020	$17,486	$17,522	$(36)	$(585)	$(248)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 7 of the Bank’s audited consolidated financial statements in the 2020 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2021		April 30, 2021		October 31, 2020
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$75,881	$75,881	$52,017	$52,017	$76,460	$76,460
Trading assets	141,120	141,120	144,247	144,247	117,839	117,839
Securities purchased under resale agreements and securities borrowed	129,013	129,013	131,081	131,081	119,747	119,747
Derivative financial instruments	41,904	41,904	40,573	40,573	45,065	45,065
Investment securities – fair value	61,172	61,172	63,182	63,182	79,745	79,745
Investment securities – amortized cost	20,739	20,562	22,140	21,925	32,129	31,644
Loans	634,828	627,749	617,096	608,165	612,368	603,263
Customers’ liability under acceptances	17,023	17,023	15,596	15,596	14,228	14,228
Other financial assets	13,853	13,853	13,789	13,789	12,700	12,700
Liabilities:
Deposits	797,346	794,386	759,760	756,661	755,395	750,838
Financial instruments designated at fair value through profit or loss	21,961	21,961	20,406	20,406	18,899	18,899
Acceptances	17,085	17,085	15,668	15,668	14,305	14,305
Obligations related to securities sold short	43,276	43,276	41,768	41,768	31,902	31,902
Derivative financial instruments	38,894	38,894	39,868	39,868	42,247	42,247
Obligations related to securities sold under repurchase agreements and securities lent	112,516	112,516	115,969	115,969	137,763	137,763
Subordinated debentures	6,870	6,418	6,871	6,439	7,827	7,405
Other financial liabilities	39,960	39,735	40,669	39,906	43,776	42,660
(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for
over-the-counter
transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets, illiquid markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are considered as Level 3.
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

				As at
	July 31, 2021				April 30, 2021
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$759	$–	$759	$–	$553	$–	$553
Trading assets
Loans	–	6,793	–	6,793	–	6,532	–	6,532
Canadian federal government and government guaranteed debt	9,029	3,954	–	12,983	11,136	3,992	–	15,128
Canadian provincial and municipal debt	–	8,540	–	8,540	–	10,313	–	10,313
US treasury and other US agencies’ debt	6,678	–	–	6,678	10,754	–	–	10,754
Other foreign governments’ debt	7,486	2,622	–	10,108	9,153	2,980	–	12,133
Corporate and other debt	2	12,093	4	12,099	–	11,463	4	11,467
Income funds	216	–	–	216	164	–	–	164
Equity securities	82,665	286	–	82,951	77,049	36	72	77,157
Other	752	–	–	752	599	–	–	599
	$106,828	$35,047	$4	$141,879	$108,855	$35,869	$76	$144,800
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,280	$6,903	$–	$8,183	$984	$10,994	$–	$11,978
Canadian provincial and municipal debt	108	8,131	–	8,239	102	9,644	–	9,746
US treasury and other US agencies’ debt	7,070	2,727	–	9,797	7,068	3,007	–	10,075
Other foreign governments’ debt	14,433	15,409	19	29,861	12,422	14,556	22	27,000
Corporate and other debt	437	875	29	1,341	293	792	26	1,111
Equity securities	2,358	251	1,142	3,751	2,055	196	1,021	3,272
	$25,686	$34,296	$1,190	$61,172	$22,924	$39,189	$1,069	$63,182
Derivative financial instruments
Interest rate contracts	$–	$14,729	$11	$14,740	$–	$14,522	$2	$14,524
Foreign exchange and gold contracts	–	17,926	–	17,926	–	17,765	–	17,765
Equity contracts	105	3,365	23	3,493	93	3,151	11	3,255
Credit contracts	–	171	–	171	–	186	–	186
Commodity contracts	–	5,574	–	5,574	–	4,843	–	4,843
	$105	$41,765	$34	$41,904	$93	$40,467	$13	$40,573
Liabilities:
Deposits	$–	$176	$–	$176	$–	$135	$–	$135
Financial liabilities designated at fair value through profit or loss	–	21,842	119	21,961	–	20,290	116	20,406
Obligations related to securities sold short	36,225	7,051	–	43,276	34,414	7,354	–	41,768

Derivative financial instruments
Interest rate contracts	–	13,509	63	13,572	–	13,595	73	13,668
Foreign exchange and gold contracts	–	16,836	–	16,836	–	18,073	–	18,073
Equity contracts	266	3,730	6	4,002	260	3,713	2	3,975
Credit contracts	–	33	–	33	–	37	–	37
Commodity contracts	–	4,451	–	4,451	–	4,115	–	4,115
	$266	$38,559	$69	$38,894	$260	$39,533	$75	$39,868
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $20,562 (April 30, 2021 – $21,925).

	As at October 31, 2020
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,181	$–	$1,181
Trading assets
Loans	–	8,352	–	8,352
Canadian federal government and government guaranteed debt	9,154	3,882	–	13,036
Canadian provincial and municipal debt	–	9,320	–	9,320
US treasury and other US agencies’ debt	5,182	–	–	5,182
Other foreign governments’ debt	9,230	3,415	–	12,645
Corporate and other debt	–	10,570	18	10,588
Income funds	121	–	–	121
Equity securities	57,078	361	–	57,439
Other	1,156	–	–	1,156
	$81,921	$37,081	$18	$119,020
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,728	$15,100	$–	$16,828
Canadian provincial and municipal debt	93	17,454	–	17,547
US treasury and other US agencies’ debt	11,930	1,299	–	13,229
Other foreign governments’ debt	14,101	13,798	23	27,922
Corporate and other debt	265	850	23	1,138
Equity securities	1,954	263	864	3,081
	$30,071	$48,764	$910	$79,745
Derivative financial instruments
Interest rate contracts	$–	$21,013	$4	$21,017
Foreign exchange and gold contracts	–	17,943	–	17,943
Equity contracts	290	2,655	3	2,948
Credit contracts	–	480	–	480
Commodity contracts	–	2,677	–	2,677
	$290	$44,768	$7	$45,065
Liabilities:
Deposits	$–	$73	$–	$73
Financial liabilities designated at fair value through profit or loss	–	18,899	–	18,899
Obligations related to securities sold short	25,584	6,318	–	31,902

Derivative financial instruments
Interest rate contracts	–	16,937	17	16,954
Foreign exchange and gold contracts	–	19,511	–	19,511
Equity contracts	599	2,133	2	2,734
Credit contracts	–	53	–	53
Commodity contracts	–	2,995	–	2,995
	$599	$41,629	$19	$42,247
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $31,644.
Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at July 31, 2021, in the fair value hierarchy comprise certain foreign government bonds, structured corporate bonds, equity securities, complex derivatives and financial liabilities designated at fair value through profit or loss.
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2021.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$4	$–	$–	$–	$–	$–	$4	$–
Equity securities	72	–	–	–	(72)	–	–	–
	76	–	–	–	(72)	–	4	–
Investment securities
Other foreign governments’ debt	22	–	(3)	–	–	–	19	n/a
Corporate and other debt	26	–	3	–	–	–	29	–
Equity securities	1,021	71	22	90	(62)	–	1,142	71
	1,069	71	22	90	(62)	–	1,190	71
Derivative financial instruments – assets
Interest rate contracts	2	–	–	9	–	–	11	–
Equity contracts	11	(1)	–	2	–	11	23	(1	) (2)

Derivative financial instruments – liabilities
Interest rate contracts	(73)	(11)	–	(1)	–	22	(63)	(11	) (3)
Equity contracts	(2)	1	–	(5)	–	–	(6)	1	(2)
	(62)	(11)	–	5	–	33	(35)	(11)
Financial liabilities designated at fair value through profit or loss	(116)	(3)	–	–	–	–	(119)	(3)
Total	$967	$57	$22	$95	$(134)	$33	$1,040	$57
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2021 and October 31, 2020.

	As at April 30, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$20	$6	$–	$–	$(22)	$72	$76
Investment securities	1,005	76	(10)	49	(51)	–	1,069
Derivative financial instruments	(51)	1	–	(17)	–	5	(62)
Financial liabilities designated at fair value through profit or loss	–	1	–	(81)	–	(36)	(116)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$15	$3	$–	$–	$–	$–	$18
Investment securities	898	14	7	43	(24)	(28)	910
Derivative financial instruments	(36)	5	–	(7)	25	1	(12)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred. Transfers into and out of Level 3 occur mainly due to changes in the observability, valuation technique and/or significance of unobservable valuation inputs.
There were no significant transfers into and out of Level 3 during the three months ended July 31, 2021.
During the three months ended April 30, 2021, trading equity securities of $72 million were transferred out of Level 2 into Level 3. Transfers were a result of the change in the observability of the price used for valuing the securities.
There were no significant transfers into and out of Level 3 during the three months ended October 31, 2020.